Lincoln National Income Fund, Inc.
1997 Semi-Annual Report


Table of Contents
                                                                          Page

Manager Profile   ...................................................        2

Investment Policies & Objectives   ..................................        2

President's Letter   ................................................        3

Asset Classification   ..............................................        4

Distribution By Quality   ...........................................        4

Portfolio Performance   .............................................        4

Total Fund Investments   ............................................        4

Dividend History   ..................................................        5

Shareholder Meeting Results   .......................................        5

FINANCIAL STATEMENTS:

     Financial Highlights   .........................................        6

     Statement of Net Assets   ......................................        8

     Statements of Operations   .....................................       18

     Statements of Changes in Net Assets   ..........................       19

     Statements of Cash Flows   .....................................       20

     Portfolio of Investments by Industry Classification   ..........       21

     Notes to Financial Statements   ................................       23

Common Stock Market Prices & Net Asset Value History   ..............       26

Directors & Officers of the Fund   ..................................       27

Corporate Information   .............................................       28


Manager Profile

Throughout it's history, your Fund has been managed by investment affiliates of Lincoln National Corporation. Today, Lincoln Investment Management, Inc.
(LIM) brings to the Fund the skills and expertise that it has developed through management of client assets for Lincoln National Corporation, as well as pension plans, foundations, endowments, and other clients.

LIM invests in nearly all domestic capital markets and has developed an increasing international investment presence. LIM currently has approximately $40 billion in assets under management,and over the past year, total investment transactions were approximately $100 billion. The amount and breadth of this investment expertise and activity allows LIM to deliver substantial value to the investment process.

LIM also believes in the need for consistency in investment strategy and the personnel involved in implementing those strategies. We are pleased to say that the individuals involved with your Fund over the past 17 years are still with Lincoln today and have senior positions affecting the investment results of the Fund.

In February of 1995, David C. Fischer assumed the portfolio management role for the Lincoln National Income Fund, Inc. Mr. Fischer, who joined LIM in 1988, has extensive experience in the investment industry. Mr. Fischer earned his MBA from Indiana University in 1986 and is a Certified Public Accountant
(CPA) and Chartered Financial Analyst (CFA).



Investment Policies & Objectives

The Fund's primary investment objective is to provide a high level of current income from interest on fixed-income securities. A secondary objective is to obtain long-term capital appreciation. Substantially all of the Fund's net investment income will be distributed through regular dividends to shareholders. Net realized gains, if any will be distributed annually in cash, provided the Fund does not have a capital loss carryforward.

The investment portfolio will have a significant component of direct placement investments in fixed-income securities. Some of these may have equity participation rights either through warrants or convertible features. The Fund also will invest in publicly traded fixed-income securities and high-yield equity securities.

The Fund may borrow to purchase securities in an amount not exceeding 20 percent of net assets. The Fund also may invest in non-dollar denominated securities, however, as of June 30, 1997, has chosen not to do so.

President's Letter

                                                               July 18, 1997
Dear Shareholders:

For the six months ended June 30, 1997, Lincoln National Income Fund provided a NAV return of 3.41%, 34 basis points ahead of the Lehman Corporate Bond Index with returned 3.07%. The Fund's discount to NAV narrowed during the six-month period by approximately 4% to 3.8% providing a market return of 7.33%. We are pleased with these returns during a lackluster period of bonds. Bond interest rates have remained in a fairly tight range during 1997 and ended the six months with rates up across the yield curve about 0.15%.

Not only has interest rate volatility been low, but spread volatility in the bond market has also been low so far in 1997. Yield spreads to Treasuries of corporate and other spread sectors remain very tight with minimal fluctuation year to date. Credit spread widening seems a remote possibility as the economy continues to show much vitality. However, the strong economy has yet to impact inflation as some of the best inflation performances in years have recently been reported. As an example, the monthly Producer Price Index (PPI) has now declined for five consecutive months, the first time this has happened since 1952.

The big financial market story remains the substantial outperformance of equities over bonds. Bond interest rates hit their lows a little over 3 1/2 years ago, and since this time bonds have returned just over 6% annualized while the S&P 500 has returned 23% annualized. This disparity is explained by the fact that low bond yields can't go much lower and are not especially attractive to investors as evidenced by mutual fund flows, while equities have benefited from substantial increases in corporate earnings.

Bond rate increases from here will follow inflation. We expect real rates on long Treasuries to stay in the 4 to 4.5% range, and a rally of the 30-year Treasury to a 6% yield from the current 6.58% will require a consensus inflation expectation of 1.5 to 2.0%. Although the bond market will be hesitant to take such an optimistic view, this outlook is possible given the recent stellar performance of inflation both domestically and globally. Responsible central banking, an expanding labor supply and freer global trade are key contributors to this favorable inflation trend.

The Fund has not made substantial changes in its sector allocations or credit quality distribution since the beginning of the year. One new strategy is that the Fund has made some investments in the bonds of emerging market countries as an alternative to domestic high yield corporates. Bonds of emerging market countries have better yields than the U.S. high yield market and should provide better diversification to the U.S. economic cycle.So far, slightly over 1% of the Fund's assets has gone into these emerging market investments such as sovereign bonds of Brazil, Colombia, and Russia, but we anticipate growing investments in this sector in the future. In all, we continue to believe the Fund remains an excellent investment for income-oriented investors.


Respectfully,

/s/ H. Thomas McMeekin

H. Thomas McMeekin
President

Asset Classification
As of June 30, 1997 (Dollars in Millions)

[PIE CHART]
Public Debt                              71.30%   $94.9
Government/Gov't Agency                   5.51%    $7.3
Direct Placements                        19.41%   $25.9
Equities/Partnerships                     2.45%    $3.3
Other Liabilities                         1.33%    $1.8


Distribution By Quality
As of June 30, 1997  (Dollars in Millions)

[BAR GRAPH]
AAA                           7.12%    $9.5
AA                            1.60%    $2.1
A                            22.13%   $29.5
BBB                          33.41%   $43.3
BB                            8.84%   $11.8
B                             0.81%    $1.1
Not Rated                     2.90%    $3.9
Direct Placements            19.41%   $25.9
Equities                      2.45%    $3.3
Other Liabilities             1.33%    $1.8

Portfolio Performance
As of June 30, 1997

The following table displays the net asset value total return for the Fund on a cumulative basis compared to the Lehman Corporate Bond Index and Standard & Poor's 500 Index of common stocks.

                                  YTD      1 Year   3 Years  5 Years  10 Years
Lincoln National Income Fund      3.41%    10.71%   38.17%    53.93%  161.93%
Lehman Corporate Bond Index       3.07%     8.79%   31.66%    47.14%  147.15%
Standard & Poor's 500*           20.60%    34.67%  113.76%   146.29%  292.22%

  * Dividends Reinvested



Total Fund Investments
At Market or Fair Values As of June 30,

                                 1997                          1996
                             (000)   % of Total           (000)   % of Total
Public Debt Securities      $102,323        77%          $106,576       80%
Direct Placement Securitie    25,861        19%            22,515       17%
Common Stocks & Warrants         337         1%           -----     -----
Preferred Stocks               2,649         2%             1,495        1%
Partnerships                     281         0%                50        0%
Other Assets/(Liabilities)     1,772         1%             3,066        2%

       Total Net Assets     $133,223       100%          $133,702      100%

Dividend History

The Fund in its lifetime has distributed common dividends of $27.82 which represents 222.6 percent of its offering price of $12.50 as adjusted for the 1993 common stock split. On February 27, 1992 the Fund changed its policy of retaining long-term capital gains to one of distributing them. Previous year retention's allowed the Fund to grow its assets by $6,490,687 which is net of capital gains tax. The table below shows the common dividend per share history as adjusted for the two-for-one stock split.

                            Annual                        Annual
           Year            Dividend              Year    Dividend
      1975 and Prior           $2.28               1987     $1.52
                     1976       0.87               1988      1.23
                     1977       0.90               1989      1.17
                     1978       0.90               1990      1.18
                     1979       0.92               1991      1.15
                     1980       0.97               1992      1.68
                     1981       1.04               1993      1.77
                     1982       1.12               1994      1.28
                     1983       1.14               1995      1.32
                     1984       1.20               1996      1.46
                     1985       1.27            1997 *       0.28
                     1986       1.17

  *   Dividends paid as of June 30th.



SHAREHOLDER MEETING RESULTS

The Fund had their annual Shareholder meeting on April 22, 1997. Two proposals were presented to shareholders for vote. Proposal I "Election of Directors" and Proposal II "Ratification of the Selection of Auditor". A total of 5,689,126 of Common Stock shares (83.27% of the total outstanding shares) and 35,000 of Variable Term Preferred (VTP) stock shares (87.50% of the total outstanding shares) were voted. The following table highlights the results of the vote.

                                Number of     Number of      Number of
                                Shares Voted  Shares Voted   Shares Voted
                                FOR           AGAINST        ABSTAINED
Proposal I
Election of Directors-Common Stock
                A. Cepeda      5,430,518    258,608        ----
                R. Deshaies    5,439,837    249,289        ----
                C. Freund      5,438,439    250,687        ----
                T. McMeekin    5,437,690    251,436        ----
                D. Toll        5,445,827    243,299        ----
                A. Warner      5,416,341    272,785        ----
                F. Young       5,422,463    266,663        ----

Election of Directors-Varible Term Preferred (VTP)
                R. Burridge       35,000       ----        ----
                A. Cepeda         35,000       ----        ----
                R. Deshaies       35,000       ----        ----
                C. Freund         35,000       ----        ----
                T. Mathers        35,000       ----        ----
                T. McMeekin       35,000       ----        ----
                D. Toll           35,000       ----        ----
                A. Warner         35,000       ----        ----
                F. Young          35,000       ----        ----

Proposal II
Ratification of the Selection of
 Auditor (Coopers & Lybrand L. 5,583,933     40,505      99,688

FINANCIAL HIGHLIGHTS

(Selected data for each share of common stock outstanding throughout the period)

                                     Six Months Ended June 30th
                                       1997        1996
                                     (Unaudited) (Unaudited)     1996    1995
Net Asset Value, Beginning of Period    $13.47      $14.22     $14.22   $12.25

Net Investment Income                     0.69        0.72       1.44     1.46
Net Realized & Unrealized Gain\(Loss)    (0.09)      (0.79)     (0.41)    2.17
 Total From Investment Operations         0.60       (0.07)      1.03     3.63

Reduction - Stock Rights Offering         ----        ----       ----     ----
Preferred Stock Underwriting Discounts
 and Offering Costs                       ----        ----       ----     ----

Less Distributions:
Dividends from Net Investment Income:
  To Preferred Shareholders              (0.15)      (0.16)     (0.24)  (0.29)
  To Common Shareholders                 (0.28)      (0.28)    (1.21)   (1.16)

Dividends from Net Realized Gains:
  To Preferred Shareholders                ----      ----      (0.07)   (0.05)
  To Common Shareholders                   ----      ----      (0.26)   (0.16)
             Total Distributions         (0.43)      (0.44)    (1.78)   (1.66)

Net Asset Value, End of Period          $13.64      $13.71     $13.47   $14.22

Per Share Market Value, End of Period   $13.13      $13.00     $12.50   $13.63

Total Investment Return (based on
  Market Value)                          7.33%     (2.49%)      2.42%   39.07%

Ratios/Supplemental Data
Net Assets, End of Period (000)      $133,223    $133,702   $132,054 $137,163
Ratio - Expenses to Average Net Asset    0.59%       0.55%      1.11%    1.14%
Ratio-Net Income to Average Net Asset    3.60%       3.64%      7.32%    7.44%
Portfolio Turnover Rate                 11.51%      12.36%     22.73%   26.98%


 (  )  Denotes deduction

Shares outstanding and per share amounts for 1993 and prior are restated for two-for- one stock split effective October 15, 1993.


The accompanying notes are an integral part of the financial statements.


                                        -----------   YEAR ENDING   ----------
                                        1994     1993     1992     1991
Net Asset Value, Beginning of Period    $14.63   $14.18   $14.85   $13.40

Net Investment Income                     1.47     1.56     1.36     1.15
Net Realized & Unrealized Gain\(Loss)    (2.18)    0.92    (0.01)    1.45
 Total From Investment Operations         0.71)    2.48     1.35     2.60

Reduction - Stock Rights Offering        (0.10)    ----     ----     ----
Preferred Stock Underwriting Discounts
 and Offering Costs                       ----     ----    (0.23)    ----

Less Distributions:
Dividends from Net Investment Income:
  To Preferred Shareholders              (0.27)   (0.19)   (0.08)    ----
  To Common Shareholders                 (1.20)   (1.31)   (1.31)   (1.15)

Dividends from Net Realized Gains:
  To Preferred Shareholders              (0.02)   (0.07)   (0.03)    ----
  To Common Shareholders                 (0.08)   (0.46)   (0.37)    ----
              Total Distributions        (1.57)   (2.03)   (1.79)   (1.15)

Net Asset Value, End of Period          $12.25   $14.63   $14.18   $14.85
Per Share Market Value, End of Period   $10.75   $15.00   $14.31   $13.81
Total Investment Return (based on
  Market Value)                        (19.80%)   17.17%   15.78%   25.96%

Ratios/Supplemental Data
Net Assets, End of Period (000)       $123,683  $113,181  $109,466  $72,752
Ratio - Expenses to Average Net Asset    1.19%     1.17%    1.00%     0.97%
Ratio-Net Income to Average Net Asset    7.31%     6.76%    7.56%     8.05%
Portfolio Turnover Rate                  33.64%   43.72%   97.63%    15.07%


 (  )  Denotes deduction

Shares outstanding and per share amounts for 1993 and prior are restated for two-for- one stock split effective October 15, 1993.


The accompanying notes are an integral part of the financial statements.


                                            -------   YEAR ENDING   -------
                                            1990     1989     1988     1987

Net Asset Value, Beginning of Period      $14.44   $13.35   $12.83   $13.68

Net Investment Income                        1.17     1.15     1.16     1.21
Net Realized & Unrealized Gain\(Loss)       (1.03)    1.11     0.59    (0.54)
 Total From Investment Operations            0.14     2.26     1.75     0.67

Reduction - Stock Rights Offering            ----     ----     ----     ----
Preferred Stock Underwriting Discounts
 and Offering Costs                          ----     ----     ----     ----

Less Distributions:
Dividends from Net Investment Income:
  To Preferred Shareholders                  ----     ----     ----     ----
  To Common Shareholders                    (1.18)   (1.16)   (1.16)   (1.52)

Dividends from Net Realized Gains:
  To Preferred Shareholders                  ----     ----     ----     ----
  To Common Shareholders                     ----    (0.01)   (0.07)    ----
              Total Distributions           (1.18)   (1.17)   (1.23)   (1.52)

Net Asset Value, End of Period              $13.40   $14.44   $13.35   $12.83

Per Share Market Value, End of Period       $11.88   $12.94   $11.88   $11.50
Total Investment Return (based on
  Market Value)                               0.87%   18.80%   13.96%    1.13%

Ratios/Supplemental Data
Net Assets, End of Period (000)            $65,652  $70,740  $65,383  $62,870
Ratio - Expenses to Average Net Asset        0.97%    0.96%    0.97%    0.93%
Ratio-Net Income to Average Net Asset        8.49%    8.04%    8.43%    8.93%
Portfolio Turnover Rate                     28.85%   44.46%   63.39%   46.71%


 (  )  Denotes deduction

Shares outstanding and per share amounts for 1993 and prior are restated for two-for- one stock split effective October 15, 1993.


The accompanying notes are an integral part of the financial statements.

Statement of Net Assets      (Unaudited)
As of June 30, 1997

                                                 Par                 Market or
Investments-Notes A & B                         Amount       Cost   Fair Value

Public Debt Securities (76.8%)
ADT Operations Inc.
  8.25% Senior Note, 8/1/00                     $250,000   $250,000   $258,935
AGCO Corporation
  8.50% Senior Note, 3/15/06                     250,000    256,250    255,000
AK Steel Corporation
  10.75% Guaranteed Senior Note, 4/1/04          250,000    251,250    269,062
AllState Corporation
  7.50% Debenture, 6/15/13                     1,000,000    911,180  1,013,740
AMR Corporation
  10.00% Bond, 4/15/21                         1,000,000  1,028,860  1,216,120
American Airlines 1988-A Grantor Trusts
  9.83% Equipment Note Pass Through
   Certificates Series 1988-A3, 1/1/02         1,157,445  1,157,445  1,207,562
Ametek Inc.
  9.75% Senior Note, 3/15/04                     250,000    264,063    265,000
Banc One Corporation
  9.875% Subordinated Note, 3/1/09             1,000,000   1,152,890 1,202,180
BankAmerica Corporation
  10.00% Subordinated Note, 2/1/03             1,000,000   1,183,100 1,136,440
Black & Decker Corporation
  8.91% Medium Term Note, 1/21/02                500,000     542,425   537,415
Blount Inc.
  9.00% Senior Subordinated Note, 6/15/03        500,000     516,250   523,750
BVPS II Funding Corporation
  8.33% Collateralized Lease Bond, 12/1/07     1,490,000   1,536,279 1,482,550
Capital Cities/ABC Inc.
  8.875% Senior Note, 12/15/00                 1,000,000   1,006,630 1,069,670
Caterpillar Inc.
  6.00% Debenture, 5/1/07                      1,000,000     892,673   918,180
Cemex SA
  10.00% Eurobond Medium-Term Note, 11/5/99      250,000     222,500   260,312
Chiquita Brands International Inc.
  9.625% Senior Note, 1/15/04                    250,000     252,500   265,312
Chrysler Financial Corporation
  9.50% Senior Note, 12/15/99                  1,000,000   1,120,000 1,068,250
Citicorp Mortgage Securities Inc.
  8.75% REMIC 91-6 Class B, 5/25/21              500,000     505,703   507,344
Cleveland Electric Illuminating Company
  7.625% First Mortgage Bond, 8/1/02           1,000,000     961,790 1,009,650
Coastal Corporation
  9.75% Debenture, 8/1/03                      1,000,000   1,150,890 1,133,540
  The accompanying notes are an integral part of the financial statements.

(Unaudited)

                                                 Par                 Market or
                                                Amount       Cost   Fair Value

Public Debt Securities (cont'd)
Commonwealth Edison Company
  8.625% First Mortgage Bond, 2/1/22          1,000,000    939,620   1,041,710
Compania De Desarrollo Aeropuerto Eldorado SA
  10.19% Senior Note, 5/31/11                   500,000    500,000     563,750
ConAgra Inc.
  7.40% Subordinated Debt Securities, 9/15/04  1,500,000  1,495,140  1,519,440
Connecticut Light & Power Company
  7.25% 1st Refunding Mortgage, 7/1/99         1,000,000  1,003,430    993,970
Container Corporation of America
  11.25% Series A Senior Note, 5/1/04            250,000    258,750    273,750
Cyprus Amax Minerals Company
  7.375% Note, 5/15/07                           500,000    517,255    503,490
Dayton Hudson Corporation
  10.00% Debenture, 1/1/11                     1,000,000  1,248,660  1,224,390
Delta Air Lines Inc.
  9.90% Equipment Trust Certificates
  Series 1988 C, 6/16/02                       1,473,000  1,564,297  1,634,146
Donaldson Lufkin & Jenrette Mortgage Acceptance Corp.
  7.71% Mortgage Pass Through Class A, 6/26/25   954,853    969,773    525,169
Dow Capital B.V.
  9.00% Guaranteed Debenture, 5/15/10          1,000,000  1,186,170  1,139,810
Duquesne II Funding Corporation
  8.70% Collateralized Lease Bonds, 6/1/16       990,000    990,000  1,073,289
EES Coke Battery Company
  7.125% Senior Note Series A, 4/15/02           500,000    500,000    501,565
EI Dupont Nemour
  8.25% Debenture, 1/15/22                     1,000,000  1,097,680  1,039,910
Enron Corporation
  9.50% Senior Fixed Rate Note, 6/15/01        1,000,000  1,141,040  1,090,720
Essex Group Inc.
  10.00% Senior Note, 5/1/03                     250,000    243,125    263,750
Federal Express Corporation - Global
  9.875% Note, 4/1/02                          1,250,000  1,400,000  1,399,937
Federal Home Loan Mortgage Corporation (FHLMC)
  7.80% REMIC Series 46 Class B, 9/15/20       1,000,445    884,496  1,019,564
  7.00% Pass Through Series 7 Class A, 9/17/31   985,024    958,244    959,937
Federal National Mortgage Association (FNMA)
  9.20% Guaranteed REMIC 88-14, 12/25/17         707,683    692,896    725,609
  9.00% Trust Series 265 Class C, 3/1/24         760,982    818,055    810,445
First Hawaiian Bank
  6.93% Series A Note, 12/01/03                  500,000    488,050    495,000

  The accompanying notes are an integral part of the financial statements.

(Unaudited)

                                                 Par                 Market or
                                                Amount       Cost   Fair Value

Public Debt Securities (cont'd)
First Interstate Bancorp
  8.15% Subordinated Note, 3/15/02             1,000,000   1,000,000 1,014,700
First Nationwide Holdings
  10.625% Senior Subordinated Note, 10/01/03  250,000     271,563      276,250
First USA Bank Wilmington Delaware
  7.65% Subordinated Note, 8/1/03           1,000,000   1,000,000    1,028,130
Fleet/Norstar Financial Group Inc.
  8.625% Subordinated Note, 1/15/07         1,000,000   1,044,630    1,090,760
Ford Holdings Inc.
  9.25% Guaranteed Note, 7/15/97            1,000,000     998,710    1,001,090
General Electric Capital Corporation
  8.75% Note, 5/21/07                       1,000,000   1,108,350    1,123,830
General Motors Acceptance Corporation
  8.875% Note, 6/1/10                       1,500,000    1,656,000   1,714,230
Georgia Pacific Corporation
  9.50% Debenture, 5/15/22                  1,500,000    1,551,450   1,635,075
Goldman Sachs Group L.P.
  7.20% Senior Note, 3/01/07                  500,000      499,750     520,900
Government National Mortgage Association (GNMA)
  9.00% Pass-Thru Pool #309771, 8/15/21     1,100,105    1,186,082   1,176,562
  9.00% Pass-Thru Pool #349329, 3/15/23     2,492,270    2,687,014   2,644,398
Greentree Financial Corporation
  8.65% Subordinated Note Class B1,         1,000,000      988,594   1,045,625
Gulf Canada Resources LTD
  9.625% Subordinated Debenture, 07/01/05     250,000      262,500     269,063
HongKong & Shanghai Bank
  5.813% Subordinated Note, 12/29/49          500,000      408,500     445,000
Houston Lighting & Power  Company
  9.80% Medium Term Note Series B, 2/15/99   1,500,000    1,467,165  1,579,500
INCO LTD
  9.60% Debenture, 6/15/22                   1,000,000    1,084,580  1,092,890
ITT Corporation
  6.75% Note, 11/15/03                       1,000,000      963,650    972,080
K - III Communications
  8.50% Company Guarantee Series B, 2/1/06     250,000      252,188    251,875
Lehman Brothers Holdings Inc.
  7.375% Senior Note, 5/15/07                  500,000      522,740    513,850
Lloyds Bank PLC
  6.25% Subordinated Note, 6/29/49           1,000,000      835,000    920,000
Long Island Lighting Company
  9.75% General Refunding Mortgage, 5/1/21   2,000,000    2,013,290  2,059,440
Louisiana Power & Light Company
  10.67% Waterford Secured Lease, 1/2/17     1,000,000      996,250  1,067,100
The accompanying notes are an integral part of the financial statements.

(Unaudited)

                                                 Par                 Market or
                                                Amount       Cost   Fair Value

Public Debt Securities (cont'd)
Macmillan Bloedel LTD
  8.50% Debenture, 1/15/04                     500,000      523,390    526,155
MARK IV Industries Inc.
  8.75% Senior Subordinated Note, 4/1/03       250,000      250,000    253,750
McDonnell Douglas Corporation
  9.25% Note, 4/1/02                         1,000,000    1,142,300  1,100,390
MCI Communications Corporation
  7.50% Senior Note, 8/20/04                 1,000,000    1,013,020  1,039,700
Mellon Capital I
  7.72% Bond Series A  12/1/26                 400,000      400,000    387,360
Merrill Lynch Mortgage Investors Inc.
  10.00% Pass-thru Series 90-A1, 3/15/10       595,822      592,486    645,597
NAL Auto Trust
  7.30% 1996-3 Class A, 12/15/00               355,884      355,673    355,328
Nationsbank Corporation
  8.125% Subordinated Note, 6/15/02          1,000,000      997,500  1,053,320
Nationwide
  9.875% Contingent Surplus Note, 2/15/25    1,000,000    1,092,350  1,085,210
New England Telephone & Telegraph Company
  9.00% Debenture, 8/1/31                    1,000,000    1,007,300  1,087,440
News America Holdings Inc.
  9.25% Senior Debenture, 2/1/13             1,000,000    1,110,980  1,106,540
Niagara Mohawk Power Corporation
  9.25% First Mortgage Bond, 10/1/01           500,000      503,490    524,450
Noram Energy Inc.
  10.00% Debenture, 11/15/19                 1,000,000    1,117,400  1,101,360
Noranda Inc.
  8.00% Yankee Bond, 6/1/03                  1,500,000    1,500,000  1,562,625
NWA Trust
  10.23% Asset-Backed Note Class B, 6/21/14    469,238      552,454    549,675
Nynex Corporation
  9.55% Debenture, 5/1/10                    1,615,508    1,943,553  1,818,206
Oryx Energy Company
  10.00% Debenture, 4/1/01                   1,000,000    1,036,380  1,096,820
PacifiCorp
  8.29% Secured Medium Term Note, 12/30/11   1,000,000    1,000,000  1,093,060
Peco Energy Company
  7.125% 1st Refunding Mortgage Bond, 9/1/02 1,500,000    1,500,375  1,518,465
Pennsylvania Power & Light
  8.50% First Mortgage Bond, 5/1/22            500,000      534,295    531,025
Pennzoil Company
  10.125% Debenture, 11/15/09                1,000,000    1,134,440  1,222,850
Progress Capital Holdings LTD
  6.88% Medium Term Note, 8/1/01             1,000,000    1,000,000    999,570
The accompanying notes are an integral part of the financial statements.

(Unaudited)

                                                 Par                 Market or
                                                Amount       Cost   Fair Value

Public Debt Securities (cont'd)
Province de Quebec
  11.00% Yankee Bond, 6/15/15                1,000,000    1,072,720  1,141,900
Republic of Brazil
  10.125% Global Bond, 5/15/27                 250,000      238,438    242,125
Republic of Colombia
  7.625% Global Bond, 2/15/07                  300,000      294,045    292,119
Resolution Trust Corporation
  8.80% Mortgage Pass-thru Ser. 92-C1,         386,043      384,965    386,043
Russian Federation
  10.00% Bond, 6/27/07                         250,000      247,910    249,125
RJR Nabisco Inc.
  9.25% Debenture, 8/15/13                   1,000,000      987,390  1,014,900
Safeway Stores Inc.
  9.875% Senior Subordinated Debenture,        250,000      274,375    295,885
Sears Roebuck & Company
  9.05% Medium Term Note, 2/6/12             1,000,000    1,059,380  1,168,670
Selkirk Cogen Funding Corporation
  8.65% First Mortgage Series A, 12/26/07      990,055    1,032,676  1,057,388
Sequa Corporation
  8.75% Senior Note, 12/15/01                  250,000      250,937    254,375
Showboat Inc.
  9.25% First Mortgage Bond, 5/1/08            250,000      212,500    256,250
Specialty Paperboard Inc.
  9.375% Senior Note, 10/15/06                 250,000      256,875    253,438
Standard Charter PLC
  5.813% Subordinated Note, 11/29/49         1,000,000      877,400    877,500
Sun Inc.
  9.375% Debenture, 6/1/16                   1,000,000    1,182,350  1,083,090
Systems Energy Resources
  7.800% Senior Note, 8/1/00                 1,000,000    1,000,000  1,002,840
Tele-Communications Inc.
  9.25% Debenture, 1/15/23                   2,000,000    1,993,580  2,048,540
Tenet Healthcare Corporation
  10.125% Senior Subordinated Note, 3/1/05     250,000      266,875    273,750
Termoemcali Funding Corporation
  10.125% Note, 12/15/14                       500,000      500,000    521,281
Texas Instruments Inc.
  8.75% Note, 4/1/07                         1,000,000    1,067,180  1,117,170
Texas Utilities Electric Company
  7.375% First Mortgage Bond, 8/1/01         1,000,000      999,375  1,018,380
Time Warner Inc.
  9.125% Senior Note, 1/15/13                1,500,000    1,614,600  1,663,575
The accompanying notes are an integral part of the financial statements.

(Unaudited)

                                                 Par                 Market or
                                                Amount       Cost   Fair Value

Public Debt Securities (cont'd)
Toll Brothers Inc.
  8.75% Company Guarantee, 11/15/06            250,000      257,188    257,500
Turner Broadcasting Systems Inc.
  7.40% Senior Note, 2/1/04                    250,000      249,612    250,430
UNC Inc.
  9.125% Senior Note, 7/15/03                  250,000      250,000    263,125
Uniroyal Chemical Co. Inc.
  9.00% Senior Note, 9/1/00                    250,000      236,875    259,375
United Airlines Inc.
  8.70% Pass-thru Trust Series 92-A1, 10/7/08  938,639      935,176    993,756
  9.35% Pass-thru Series 92-A, 4/7/16        1,500,000    1,516,845  1,690,380
Van Kampen Merritt Companies, Inc.
  9.75% Senior Secured Note, 2/15/03           250,000      260,000    263,395
Viacom Inc.
  7.75% Senior Note, 6/1/05                  1,000,000      966,115  1,003,660
Virginia Electric & Power Company
  9.35% Medium Term Note Series B, 6/22/98   1,000,000      991,640  1,029,300
Wells Fargo Capital A
  8.13% Bond, 12/1/26                           500,000      521,000   497,450
Whirlpool Corporation
  9.00% Debenture, 03/01/03                   1,000,000    1,087,820 1,095,820

      Total Public Debt Securities                     100,250,593 102,323,142


Direct Placement Securities (19.4%)
   Notes A & B

DEBT
Anglo Irish Bank Corporation
  9.10% Notes Series A, 9/30/06               1,000,000   1,000,000  1,081,861
Banco Nacional de Mexico
  7.57% Fixed Rate Senior Certificate,          500,000     499,982    494,825
Cambuhy Export Trust
  8.12% Trust Certificates Series 96-1,         437,191     437,191    437,077
Centennial Resources Inc.
  13.00% Senior Subordinated Note,              500,000     499,999    499,999
Coca-Cola Femsa SA DE
  9.40% Convertible Senior Note, 8/15/04      1,000,000   1,000,000  1,048,936
Concordia Maritime
  9.29% 1st Preferred Ship Mortgage,          1,000,000   1,000,000  1,019,736
Deloitte & Touche LLP
  7.41% Guaranteed Senior Note                1,000,000   1,000,000    998,309
The accompanying notes are an integral part of the financial statements.

(Unaudited)

                                                 Par                 Market or
                                                Amount       Cost   Fair Value

Direct Placements Securities - Debt (cont'd)
Desert Eagle Distributing of El Paso Inc.
  13.00% Senior Subordinated Notes,          1,750,000   1,529,500   1,750,000
Dow Chemical Co.
  17.25% Certificate of Interest, 1/2/03     1,674,710   1,674,710   2,170,592
Fort Wayne Capital Trust
  9.85% Senior Note, 4/15/27                 1,000,000   1,000,000   1,028,384
Global Telesystems Holdings
  12.00% Senior Note, 3/31/04                  200,000     200,000     200,000
Guangdong International Trust & Investment
  8.75% Yankee Bond, 10/24/16                  500,000     498,600     519,896
Huron Technologies Corporation
  14.00% Subordinated Note, 5/15/05            550,000     421,667     550,000
Louis Dreyfus Corporation
  8.43% Senior Note, 7/15/01                 1,000,000   1,000,000   1,025,824
Murray's Discount Auto Stores, Inc.
  11.00% Senior Subordinated Note,             500,000     478,000     478,000
Mutual Fund Fee Trust IV
  7.99% Series 1997-2 Asset-Backed,            960,183     960,183     965,550
Nebraska Book Company, Inc.
  12.00% Senior Subordinated Note,             500,000     500,000     500,000
New Boston Garden Corporation
  8.45% Senior Secured Note, 9/22/15           963,564     963,564     954,630
Penn Fuel Gas Inc.
  7.51% Senior Note, 4/15/14                 1,000,000    1,000,000    983,193
Refco Group, LTD
  8.21% Senior Note, 5/16/02                 1,000,000    1,000,000  1,016,941
Spectrascan Inc.
  11.25% Senior Subordinated Note, 6/30/00     500,000      490,000    490,000
Stackpole Magnetic Systems, Inc.
  13.50% Senior Subordinated Note,             380,000      351,500    380,000
Steel Technologies Inc.
  8.52% Senior Note, 3/1/05                    500,000      500,000    519,676
Suburban Propane L.P.
  7.54% Senior Note, 6/30/11                 1,000,000    1,000,000    974,018
Summit Acceptance Corporation
  12.00% Senior Subordinated Note, 3/31/00     500,000      477,500    477,500
The Money Store Inc.
  9.00% Senior Note, 3/31/02                 1,000,000    1,000,000  1,049,486
Union Acceptance Corporation
  8.53% Senior Note, 8/01/02                 1,000,000    1,015,910  1,016,000
United States Playing Card Company
  12.00% Subordinated Note, 11/18/04           500,000      470,000    500,000
The accompanying notes are an integral part of the financial statements.

(Unaudited)

                                                 Par                 Market or
                                                Amount       Cost   Fair Value

Direct Placements Securities - Debt (cont'd)
West Fraser Mills LTD
  8.44% Guaranteed Senior Note, 6/30/04      1,000,000    1,000,000  1,052,472

           Total Direct Placement Debt                 22,968,306   24,182,905

                                               Quantity

Direct Placements Securities - Equities

Bicycle Holding Inc.   *
  Common Stock                                    8       30,000       88,195
Centennial Coal, Inc.   *
  Stock Warrants
    (entitled to purchase 37 shares of common
     stock for $0.01 per share. Expires
     9/01/06)                                     1            1            1
Desert Eagle Distributing of El Paso Inc.   *
  Equity Appreciation Rights Certificate
    (entitled to receive the equivalent of the
     purchase price of 87,895 shares of common
     stock on or after 5/1/97)                    2      204,738    1,142,402
Desert Eagle Distributing of New Mexico Inc. *
  Equity Appreciation Rights Certificate
    (entitled to receive the equivalent of the
     purchase price of 430 shares of common
     stock on or after 5/1/97)                    1        1,074            1
Global Telesystems Holdings     *
  14.00% Preferred Stock                        100      100,000      100,000
Huron Technologies Corporation   *
  Stock Warrants
    (entitled to purchase 59 shares of common
     stock for $0.06 per share. Expires
     2/20/05)                                     1      128,333      182,417
Murray's Discount Auto Stores, Inc.   *
  Stock Warrants
    (entitled to purchase 25 shares of common
    stock for $0.01 per share.Expires 8/31/03)    1       22,000        1,625
Nebraska Book Company, Inc.   *
  Common Stock                                 3,704       37,039       57,931
  Stock Warrants
    (entitled to purchase 7,071 shares of
     common stock for $10 per share. Expires
     8/31/05)                                      1            1       39,880
The accompanying notes are an integral part of the financial statements.

(Unaudited)

                                                 Par                 Market or
                                                Amount       Cost   Fair Value

Direct Placements Securities - Equities (cont'd)
PSC, Inc.   *
  Stock Warrants                                  1       10,000       10,075
    (entitled to purchase 16,250 shares of
     common stock for $10 per share. Expires
     7/12/06)
Stackpole Magnetic Systems   *
  Stock Warrants
    (entitled to purchase 54,582 shares of
     common stock for $0.01 per share. Expires
     9/01/05)                                      1       28,500        9,825
  8.00% Cumulative Convertible Preferred     120,000      120,000       22,800
Summit Acceptance Corporation   *
  Stock Warrants
    (entitled to purchase 23,162 shares of
     common stock for $0.01 per share. Expires
     3/31/00)                                      1       22,500       22,500
       Total Direct Placement Equities                    704,186    1,677,652

     Total Direct Placement Securities                 23,672,492   25,860,557


Preferred Stocks (2.0%)

Loewen Group Inc.
  Capital Series A                            40,000   $1,000,000   $1,060,000
Salomon Financing Trust I   9.183%
  Guaranteed Preferred Stock                  20,000      500,000      528,740
Transcanada Capital
  Guaranteed Preferred Stock                  40,000    1,042,000    1,060,000

          Total Preferred Stocks                        2,542,000    2,648,740


Common Stocks (0.3%)

Authorized Distribution Network, Inc.   *      10,945        1,227         153
Paracelsus Healthcare Corporation    *          7,500       62,048      37,965
Steel Dynamics Holdings Inc.    *             15,992       60,647      298,560

                   Total Common Stocks                    123,922      336,678

The accompanying notes are an integral part of the financial statements.

(Unaudited)

                                                 Par                 Market or
                                                Amount       Cost   Fair Value

Partnerships (0.2%)

KBP Holdings L.P.                                         250,000      250,000
MDAS Investors, L.P.                                       49,652       31,320

                    Total Partnerships                    299,652      281,320

             Total Investments (98.7%)                126,888,658  131,450,437


Excess of Other Assets over Liabilities - Note D                    1,772,154
   1.3%

Net Assets (100%) - Note E                                        133,222,591

Net asset value per share of common stock outstanding
($133,222,591 less Variable Term Preferred stock at
liquidation value of $40,000,000 divided by 6,832,195
shares of common stock outstanding) - Note E
$13.64


  *  Non-Income Producing

  The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS   (Unaudited)


                       3 Months Ended June 30,        6 Months Ended June 30,
                           1997          1996             1997          1996
Investment Income:

Income:
 Interest            $2,718,994    $2,786,613         $5,422,745    $5,587,128
 Dividends               57,374        23,625            114,747        51,187
  Total Income        2,776,368     2,810,238          5,537,492     5,638,315

Expenses:
Management Fees(Note C) 287,149       289,620            563,713       571,428
Variable Term Preferred
 Stock Auction Fees      28,604        23,328             49,988        46,656
Director Fees            20,500        21,500             38,000        40,000
Professional fees         8,533         5,697             22,533        30,204
Printing, stationery,
 and supplies            24,972         3,108             25,810         3,514
Stock Transfer fees      10,946        (1,622)            30,120           630
Postage & mailing fees   13,197        12,996             13,197        17,392
NYSE fee                      0         4,410             16,170         7,350
Custodian fees            1,861         9,314              3,743        13,797
Other                     8,849        (2,745)            17,603        14,585
Total Expenses          404,611       365,606            780,877       745,556

Net Investment Income  2,371,757     2,444,632         4,756,615     4,892,759


Net realized and unrealized gain(loss)
  on investments:

Net realized gain       193,181       480,029           247,270     1,815,846
Increase(decrease) in
 net unrealized appreciation
  of investments      1,432,489    (1,256,446)         (876,679)   (7,189,125)

 Net Realized &
  Unrealized Gain(Loss)
   on Investments     1,625,670      (776,417)         (629,409)   (5,373,279)

Net Increase in Net Assets
 Resulting from Operations $3,997,427    $1,668,215  $4,127,206     ($480,520)



The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS   (Unaudited)

                           3 Months Ended June 30,     6 Months Ended June 30,
                            1997          1996              1997          1996
Changes from operations:

Net Investment Income $2,371,757    $2,444,632        $4,756,615    $4,892,759
Net realized gain
 on investments          193,181       480,029           247,270     1,815,846
Increase(Decrease) in
 Net Unrealized appreciation
  of investments       1,432,489    (1,256,446)        (876,679)   (7,189,125)
Net Increase(Decrease)
 in Net Assets Resulting
  from Operations      3,997,427     1,668,215        4,127,206      (480,520)

Distributions to shareholders from net
   investment income:

Common Shareholders  (1,913,015)   (1,913,015)       (1,913,015)   (1,913,015)
Preferred Shareholders (517,504)     (521,330)       (1,045,257)   (1,068,316)
Total Distributions
 to Shareholders from Net
  Investment Income  (2,430,519)   (2,434,345)       (2,958,272)   (2,981,331)


Total Increase(Decrease)
 in Net Assets        1,566,908      (766,130)        1,168,934    (3,461,851)

Net assets at beginning
 of perio  d         131,655,683   134,467,737       132,053,657   137,163,458

Net Assets at
 End of Period  *   $133,222,591  $133,701,607      $133,222,591  $133,701,607



* Includes undistributed net investment income as of June 30: 1997 -
$1,989,479;     1996 - $ 2,039,678.


The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CASH FLOWS   (Unaudited)

                           3 Months Ended June 30,     6 Months Ended June 30,
                            1997          1996            1997          1996
Operating Activities:
Interest Received     $2,909,553    $3,057,408        $5,395,123    $5,620,378
Dividends Received        57,374        23,624            92,874        59,061
Operating Expenses Paid (387,036)     (375,944)        (768,870)     (761,410)

Net Cash Provided by
 Operating Activities  2,579,891     2,705,088         4,719,127     4,918,029

Investing Activities:
Purchase of investment
 securities          (11,942,713)   (5,461,630)     (16,993,306)  (17,102,812)
Proceeds from sale of
 investmentsecurities 11,229,719     4,337,349        15,240,660    16,163,471
Net proceeds of
 short-term investments1,100,959       998,707         4,600,000     1,999,232

Net Cash Provided by
 (Used In) Investing
   Activities            387,965      (125,574)        2,847,354     1,059,891

Financing Activities:
Distributions paid to
 common and preferred
  shareholders        (2,400,615)   (2,394,702)      (7,126,576)   (6,182,556)

Net Cash Used in
 Financing Activities (2,400,615)   (2,394,702)      (7,126,576)   (6,182,556)


Increase (Decrease)
 in Cash                567,241       184,812           439,905      (204,636)

Cash at Beginning
 of Period              (35,035)      589,302            92,301       978,750


Cash at End
 of Period - Note D     $532,206      $774,114          $532,206      $774,114








RECONCILIATION OF INCREASE(DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS TO
NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase(decrease)
 in net assets resulting
  from operations     $3,997,427    $1,668,215       $4,127,206     ($480,520)

Reconciling Adjustments:
Net realized and
 unrealized (gain)loss
  on investments      (1,625,670)      776,417           629,409     5,373,279
Discount accretion
 on investment
  securities              (1,834)       (1,672)          (3,575)       (3,375)
(Increase)Decrease
 in accrued investment
  income receivable      192,393       272,498           (24,046)       36,626
(Increase)decrease
 in accrued dividend
  receivable                   0             0           (21,875)            0
Increase(Decrease)
 in accrued expenses      17,575       (10,370)          12,008        (7,981)

Net Cash Provided
 by Operating
  Activities          $2,579,891    $2,705,088        $4,719,127    $4,918,029





The accompanying notes are an integral part of the financial statements.

PORTFOLIO of INVESTMENTS BY INDUSTRY CLASSIFICATION
As of June 30, 1997
(Unaudited)

                                      Market or      Percent of
                                      Fair Value     Net Assets
Accounting Firms
Deloitte & Touche LLP                   $998,309           0.7%

Aerospace
McDonnell Douglas Corporation          1,100,390
Sequa Corporation                        254,375
UNC Inc.                                 263,125
                                       1,617,890           1.2%

Airline
AMR Corporation                        2,423,682
Delta Air Lines Inc.                   1,634,146
United Airlines Inc.                   2,684,136
                                       6,741,964           5.1%

Bank
Anglo Irish Bank Corporation           1,081,861
Banc One Corporation                   1,202,180
Banco Nacional De Mexico                 494,825
BankAmerica Corporation                1,136,440
First Hawaiian Bank                      495,000
First Interstate Bancorp               1,014,700
First Nationwide Holdings                276,250
First USA Bank                         1,028,130
Fleet/Norstar Group                    1,090,760
HongKong & Shanghai Bank                 445,000
Lloyds Bank PLC                          920,000
Mellon Capital I                         387,360
Nationsbank Corporation                1,053,320
Standard Charter PLC                     877,500
Wells Fargo Capital A                    497,450
                                      12,000,776           9.0%

Broadcasting/Publishing
Capital Cities/ABC Inc.                1,069,670
K-III Communications                     251,875
News America Holdings Inc.             1,106,540
Turner Broadcasting Inc.                 250,430
                                       2,678,515           2.0%
Brokerage
Goldman Sachs Group                      520,900
Lehman Brothers Holding Inc.             513,850
Refco Group                            1,016,941
Salomon Inc.                             528,740
                                       2,580,431           1.9%

Chemicals
Dow Chemical Co.                       2,170,592
EI Dupont Nemour                       1,039,910
Uniroyal Chemical Co. Inc.               259,375
                                       3,469,877           2.6%

Conglomerate
ITT Corporation                          972,080           0.7%


PORTFOLIO of INVESTMENTS BY INDUSTRY CLASSIFICATION
   Continued          (Unaudited)
                                      Market or      Percent of
                                      Fair Value     Net Assets
[S]                                   [C]            [C]
Electrical and Electronics
ADT Operations Inc.                      258,935
MARK IV Industries Inc.                  253,750
PSC Inc.                                  10,075
Spectrascan Inc.                         490,000
Texas Instruments Inc.                 1,117,170
                                       2,129,930           1.6%

Energy
Enron Corporation                     $1,090,720
Gulf Canada Resources                    269,063
Peco Energy Company                    1,518,465
Systems Energy Resources               1,002,840
                                       3,881,088           2.9%

Entertainment
Bicycle Holding Inc.                      88,195
New Boston Garden Corporation            954,630
Showboat Inc.                            256,250
Time Warner Inc.                       1,663,575
United States Playing Card Company       500,000
Viacom Inc.                            1,003,660
                                       4,466,310           3.4%

Finance
Chrysler Financial Corporation         1,068,250
Dow Capital                            1,139,810
Duquesne II Funding Corporation        1,073,289
Ford Holdings Inc.                     1,001,090
Fort Wayne Capital Trust               1,028,384
General Electric Capital Corporation   1,123,830
General Motors Acceptance Corporation  1,714,230
Progress Capital Holdings LTD            999,570
Selkirk Cogen Funding Corporation      1,057,388
Summit Acceptance Corporation            500,000
The Money Store                        1,049,486
Termoemcali Funding Corporation          521,281
Union Acceptance Corporation           1,016,000
Van Kampen Merritt Companies, Inc.       263,395
                                      13,556,003          10.2%

Finance - Structured
Citicorp Mortgage Securities Inc.        507,344
DLJ Mortgage Pass-thru                   525,169
Greentree Financial Corporation        1,045,625
Merrill Lynch Mortgage Investors Inc.    645,597
NAL Auto Trust                           355,328
NWA Trust                                549,675
Resolution Trust Corporation             386,043
                                       4,014,781           3.0%

Food and Beverage
Cambuhy Export Trust                     437,077
Chiquita Brands                          265,312
Coca-Cola Femsa SA DE                  1,048,936
Conagra Inc.                           1,519,440
Desert Eagle Distributing              2,892,403
RJR Nabisco Inc.                       1,014,900
Safeway Inc.                             295,885
                                       7,473,953           5.6%

[/TABLE]

PORTFOLIO of INVESTMENTS BY INDUSTRY CLASSIFICATION
   Continued          (Unaudited)
                                      Market or      Percent of
                                      Fair Value     Net Assets
[S]                                   [C]            [C]
Foreign and Foreign Government
Cemex SA                                 260,312
Compania De Desarrollo Aero              563,750
Guangdong International Trust            519,896
Noranda Inc.                           1,562,625
Province de Quebec                     1,141,900
Republic of Brazil                       242,125
Republic of Colombia                     292,119
Russian Federation                       249,125
                                       4,831,852           3.6%

Forest Products
Macmillan Bloedel LTD                   $526,155
West Fraser Mills LTD                  1,052,472
                                       1,578,627           1.2%

Funeral Homes
Loewen Group Inc.                      1,060,000           0.8%

Government/Government Agency
Federal Home Loan Mortgage Corp.       1,979,501
Federal National Mortgage Association  1,536,054
Government National Mortgage Assoc.    3,820,960
                                       7,336,515           5.5%

Health Care
Paracelsus Healthcare                     37,965
Tenet Healthcare                         273,750
                                         311,715           0.2%
Heavy Machinery
AGCO Corporation                         255,000
Caterpillar Inc.                         918,180
                                       1,173,180           0.9%

Home Construction
Toll Brothers Inc.                       257,500           0.2%

Household Products
Black & Decker Corporation               537,415
Whirlpool Corporation                  1,095,820
                                       1,633,235           1.2%

Industrial
Ametek Inc.                              265,000
Blount Inc.                              523,750
Essex Group Inc.                         263,750
                                       1,052,500           0.8%

Insurance
AllState Corporation                   1,013,740
Nationwide                             1,085,210
                                       2,098,950           1.6%

Metals/Mining
Centennial Resources Inc.                500,000
Cyprus Amax Minerals Co.                 503,490
EES Coke Battery Company                 501,565
INCO LTD                               1,092,890
                                       2,597,945           2.0%


[/TABLE]

PORTFOLIO of INVESTMENTS BY INDUSTRY CLASSIFICATION
   Continued          (Unaudited)
                                      Market or      Percent of
                                      Fair Value     Net Assets
[S]                                   [C]            [C]
Miscellaneous
Authorized Distribution Network Inc.         153
Huron Technologies Inc.                  732,417
KBP Holdings                             250,000
Louis Dreyfus Corporation              1,025,824
Mutual Fund Fee Trust IV                 965,550
Nebraska Book Company, Inc.              597,811
Stackpole Magnetic Systems               412,625
                                       3,984,380           3.0%

Natural Gas
Coastal Corporation                    1,133,540
Noram Energy Inc.                      1,101,360
Penn Fuel Gas Inc.                       983,193
Suburban Propane L.P.                    974,018
                                       4,192,111           3.1%

Paper and Paper Products
Container Corporation of America        $273,750
Specialty Paperboard Inc.               $253,438
                                         527,188           0.4%

Petroleum
Oryx Energy Company                    1,096,820
Pennzoil Company                       1,222,850
Sun Inc.                               1,083,090
                                       3,402,760           2.6%

Public Utility
BVPS II Funding Corporation            1,482,550
Cleveland Electric Illuminating Co.    1,009,650
Commonwealth Edison  Inc.              1,041,710
Connecticut Light & Power                993,970
Houston Lighting & Power  Company      1,579,500
Long Island Lighting Company           2,059,440
Louisiana Power & Light Company        1,067,100
Niagara Mohawk Power Corporation         524,450
PacifiCorp                             1,093,060
Pennsylvania Power & Light               531,025
Texas Utilities Electric Company       1,018,380
Transcanada Capital                    1,060,000
Virginia Electric & Power Company      1,029,300
                                      14,490,135          10.9%

Retail
Dayton Hudson Corporation              1,224,390
MDAS Investors Limited Partnership        31,320
Murray's Discount Auto Stores, Inc.      479,625
Sears Roebuck & Company                1,168,670
                                       2,904,005           2.2%

Steel
AK Steel Corporation                     269,062
Steel Dynamics Holdings Inc.             298,560
Steel Technologies                       519,676
                                       1,087,298           0.8%



[/TABLE]

PORTFOLIO of INVESTMENTS BY INDUSTRY CLASSIFICATION
   Continued          (Unaudited)
                                      Market or      Percent of
                                      Fair Value     Net Assets
[S]                                   [C]            [C]
Telecommunications
Global Telesystems Holdings              300,000
MCI Communications Corporation         1,039,700
New England Telephone & Telegraph      1,087,440
Nynex Corporation                      1,818,206
Tele-Communications Inc.               2,048,540
                                       6,293,886           4.7%

Transportation
Concordia Maritime                     1,019,736
Federal Express Corporation            1,399,937
Georgia Pacific Corporation            1,635,075
                                       4,054,748           3.0%


Total Long-Term Investments         $131,450,437          98.7%
[/TABLE]

Notes to Financial Statements

Note A - Summary of Accounting Policies

Lincoln National Income Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LND.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investments

Cost represents original cost except in those cases where there is "original-issue discount" as defined by the Internal Revenue Service, and in those cases the cost figure shown is amortized cost. "Original-issue discount" is being amortized over the period to the next expected call date.

Investments in equity securities traded on a national exchange are valued at their last reported sale price on the date of valuation; equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price. Public debt securities and certain direct placement securities, which are traded in a secondary market system for trading restricted securities in reliance upon SEC Rule 144A, are valued at the composite price as determined by a pricing service which uses market transactions as inputs. Short-term investments are stated at cost which approximates market.

Direct placement securities are restricted as to resale. Except for certain direct placement securities traded in a secondary market system for trading restricted securities, direct placement securities have no quoted market values. The amounts shown as fair values for direct placement securities with no available quoted market values represent values approved by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, yields available on comparable securities of other issuers; changes in financial condition of the issuer; price at which the security was initially acquired; extent of a private market for the security; period of time before the security becomes freely marketable or becomes convertible; anticipated expense to the Fund of registration or otherwise qualifying the security for public sale; potential underwriting commissions if an underwriting would be required for sale; size of the issue and the proportion held by the Fund; if a convertible security, whether or not it would trade on the basis of its stock equivalent; and existence of merger proposals or tender offers involving the issuer.

The Board of Directors of the Fund is composed, in part, of individuals who are interested persons (as defined in the Investment Company Act of 1940) of the Advisor or affiliated companies. Since the fee paid to the Advisor is affected by the valuation placed on securities held in the Fund's portfolio, valuations are approved by a majority of the Directors who are not interested persons. As of June 30, 1997, the value of all direct placement securities, which totaled $ 25,860,557 and represents 19.4% of total net assets were approved by directors who are not interested persons. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

Income Taxes

It is the intention of the Fund to distribute substantially all net investment income and net realized gains. The Fund therefore qualifies for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net realized gains distributed to shareholders.

Other

Security transactions are accounted for on the day after the trade date for equity and debt securities. Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis except for interest in default, or interest deferred by a change in the terms of the loan agreement, which is recorded when received. Distributions to common shareholders are recorded on the ex-dividend date and distributions to preferred shareholders are accrued daily and paid every 28 days. In addition, in the preparation of financial statements management relies on the use of estimates where necessary.

Notes to Financial Statements
    (continued)

Note B - Investments

Direct placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission (SEC). The terms under which direct placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

The following is a summary of registration rights pertaining to direct placement securities held by the Fund:

           1) Common shares issuable upon conversion of convertible securities or exercise of warrants are entitled to at least one free registration and to certain free "piggyback" registration rights.

           2)  Warrants owned by the Fund do not carry registration rights.

           3) All debt and preferred securities have no registration rights, but can be sold to other institutional investors after a minimum holding period, subject to certain requirements.


The SEC requires that, as of the date a direct placement security is acquired, the market value of an equivalent unrestricted security of the same company be provided. Since there are no comparable publicly traded securities of any of these companies outstanding, no such comparative values have been provided.

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) amounted to $17,786,859 and $15,223,768, respectively, as of June 30, 1997; and $17,602,812 and
$16,647,426, respectively as of June 30, 1996.


Note C - Management Fees and Other Transactions with Affiliates

Under an agreement between the Fund and Lincoln Investment Management, Inc. (Advisor), the Advisor manages the Fund's investment portfolio, maintains its accounts and records, and furnishes the services of individuals to perform executive and administrative functions of the Fund. In return for these services, the Advisor receives a management fee of .1875% of net assets of the Fund as of the close of business on the last business day of the quarter (.75% on an annual basis) plus 1.5% of the net cash dividends and interest earned and actually received in cash less interest on borrowed funds and dividends paid on the Variable Term Preferred Stock.


Securities regulations of various states in which the Fund has shareholders provide that, if expenses borne by the Fund in any year (including the advisory fee but excluding interest, taxes, brokerage fees and where permitted, extraordinary expenses) exceed certain limitations, the Advisor must reimburse the Fund for any such excess at least annually and prior to the publication of the Fund's annual report. These expense limitations may be raised or lowered from time to time. The Fund believes the most restrictive expense limitation of state securities commissioners is 2.5% of the Fund's average daily net assets up to $30,000,000; 2% of the next $70,000,000 and 1.5% of average daily net assets in excess of $100,000,000 during the applicable year. During any year, the Advisor will be bound by the most stringent applicable requirements of any state in which the Fund has shareholders. No reimbursement was due as of June 30,1997.

Certain officers and directors of the Fund are also officers or directors of the Advisor. The compensation of unaffiliated directors of the Fund is borne by the Fund.

Notes to Financial Statements
    (continued)

Note D - Excess of Other Assets over Liabilities

The net asset caption "excess of other assets over liabilities" consisted of the following:

   Cash                                           $532,206
   Accrued interest income receivable            2,645,658
   Accrued dividend income receivable               51,225
   Receivable for investments securities sold        6,430
   Payable for investment securities purchased  (1,053,347)
   Management fee payable                         (287,149)
   Accrued dividends payable - VTP                (109,657)
   Other - net                                     (13,212)
                                                $1,772,154

Note E - Net Assets

Net assets at June 30, 1997, consisted of the following:

   Preferred Stock, par value $1.00 per share
     (authorized 1,000,000 shares) Variable Term
     Preferred Stock (VTP), issued and outstanding
     40,000 shares, liquidation preference $1,000
     per share                                 $40,000,000

   Common Stock, par value $1.00 per share
     (authorized 10,000,000 shares), issued
     and outstanding 6,832,195 shares            6,832,195

   Proceeds in excess of par value of shares
     issued                                     73,101,180

   Undistributed realized gain on investments,
     net of taxes paid                           6,737,958

   Undistributed net investment income           1,989,479

   Net unrealized appreciation of investments    4,561,779

                             Total Net Assets $133,222,591


Note F - Income Taxes

The cost of investments for federal income tax purposes is the same as for book purposes. At June 30, 1997, the aggregate gross unrealized appreciation on investments was $ 6,035,098 and the aggregate gross unrealized depreciation was $ 1,473,319.

Note G - Variable Term Preferred Stock

During August 1992, the Fund issued 40,000 shares of Variable Term Preferred stock (VTP) at an offering price of $1,000 per share. During 1992 the underwriting discount and other expenses incurred in the issuance of the preferred stock aggregated $1,120,016 and were recorded as a reduction of net assets applicable to common shares. Dividends are cumulative from the date of the original issue and reset every 28 days through an auction process. The Articles Supplementary, which establish and fix the rights and preferences of the VTP, places restrictions on the payments of dividends on the Fund's common stock upon non-compliance with certain provisions of the Articles Supplementary, purchase of futures or options, issuance of debt, short sale of securities, mergers, changing the Fund's pricing service and investing in reverse repurchase agreements, and requires the Fund to meet certain asset maintenance tests. The shares of the VTP may be redeemed at the option of the Fund in accordance with the terms of the Articles Supplementary. The mandatory redemption provisions of the Articles Supplementary require the Fund under certain conditions to redeem shares of the VTP if certain asset maintenance tests are not maintained or if credit rating provisions are not met.

During the year ended June 30, 1997, dividend rates have ranged from 5.10% to 5.55% and the average dividend rate was 5.25%.

Note H - Subsequent Event

On July 7, 1997, the Board of Directors declared a $ 0.28 per share distribution. The dividend is payable July 31, 1997 to shareholders of record as of July 18, 1997.

Common Stock Market Prices and Net Asset Value History
 (Unaudited)

 1997
                 Market Prices and Volumes               Net Asset Value
               High      Low     Close   Volume        High      Low     Close
1st Quarter  $13.000  $12.375  $12.750  498,900       $13.77   $13.42   $13.42
2nd Quarter   13.250   12.375   13.250  351,100        13.68    13.16    13.64

1996

                 Market Prices and Volumes               Net Asset Value
               High      Low     Close   Volume        High      Low     Close
1st Quarter  $13.875  $12.875  $13.125  304,700       $14.32   $13.82   $13.83
2nd Quarter   13.250   12.375   13.000  239,200        13.88    13.36    13.71
3rd Quarter   13.125   12.125   13.000  275,300        13.74    13.43    13.77
4th Quarter   13.125   12.250   12.500  433,000        14.27    13.47    13.47

   1995

                  Market Prices and Volumes               Net Asset Value
              High      Low     Close   Volume        High      Low     Close
1st Quarter  $12.250  $10.625  $12.000  229,000       $13.25   $12.25   $13.19
2nd Quarter   13.000   11.750   12.875  328,000        14.25    13.19    14.14
3rd Quarter   13.000   12.250   12.750  218,100        14.30    13.82    14.22
4th Quarter   14.250   12.500   13.625  277,500        14.54    14.17    14.22

   1994

                  Market Prices and Volumes               Net Asset Value
               High      Low     Close   Volume        High      Low     Close
1st Quarter  $16.250  $14.750  $15.500  141,500       $14.90   $13.91   $13.91
2nd Quarter   16.000   13.250   13.370  328,900        13.80    13.27    13.27
3rd Quarter   13.375   11.375   12.250  323,400        13.35    12.75    12.75
4th Quarter   12.250   10.750   10.750  214,600        12.76    12.25    12.25


Shares are listed on the New York Stock Exchange under the trading symbol LND.

Directors & Officers of the Fund


    Directors          Descriptions of Occupations and Responsibilities

Richard M. Burridge  Chairman, The Burridge Group, Inc.; Director, Cincinnati
                    Financial Corporation, Lincoln National Convertible
              Securities Fund Inc. andSt. Joseph Light and Power
      Company; Chairman of the Board Fort Dearborn Income
Securities, Inc.

Adela Cepeda         President, A.C. Advisory, Inc.; Commissioner, Chicago
                Public Building Commission; Director, Lincoln National
            Convertible Securities Fund, Inc.;Director and Vice
     President, Harvard Club of Chicago.

Roger J. Deshaies    Senior Vice President, Finance, Parkview Health System;
                  Director Lincoln National Convertible Securities Fund,
               Inc., Hospital Laundry Services, Inc., and Signature
          Care, Inc. Director and Treasurer, Pine Valley Country
       Club; Member, Chamber of Commerce Finance Committee.

Charles G. Freund    Chairman Emeritus of the Board of Directors, Success
                National Bank at Lincolnshire; Director, Mathers Fund,
             Inc., Lincoln National Convertible Securities Fund, Inc.

Thomas N. Mathers    Director, Lincoln National Convertible Securities Fund,
                   Inc.; Vice President and Director, OFC Meadowood Retirement Community.

H. Thomas McMeekin   Executive Vice President and Chief Investment Officer,
                  Lincoln National Corporation; President and Director,
              Lincoln Investment Management Inc.and Lincoln National Convertible Securities Fund, Inc.; Director, The Lincoln
          National Life Insurance Company, Lincoln National
    Investment Companies, Inc., Delaware Management
Holdings, Inc., Lynch & Mayer, Inc.and Vantage Global
Advisors, Inc.

Daniel R. Toll       Director, Brown Group, Inc.; A.P. Green Industries, Inc.,
                    Kemper National Insurance Company, Lincoln National
             Convertible Securities Fund, Inc., NICOR, Inc., and
      Mallinckrodt Group Inc.

Ann L. Warner       Senior Vice President and Director Portfolio Management,
                  Lincoln Investment Management, Inc; Director, Lincoln
             National Convertible Securities Fund, Inc.

Fred J. Young       President, United Wealth Watchers of America; Director,
                 Lincoln National Convertible Securities Fund, Inc.


Officers

H. Thomas McMeekin President
David A. Berry     Vice President
David C. Fischer   Vice President
David G. Humes     Vice President, Controller and Treasurer
Ann L. Warner      Vice President
Cindy Rose         Secretary

Corporate Information

Dividend Disbursing Agent, Transfer Agent and Reinvestment Plan Agent

Boston EquiServe L.P.
Investor Relations
P.O. Box 8200
Boston, MA  02266-8200
1-800-730-6001

Investment Advisor

Lincoln Investment Management, Inc.
200 East Berry Street
Fort Wayne, IN  46802
(219) 455-2210

Independent Accountants

Coopers & Lybrand L.L.P.
490 Lincoln Tower
Fort Wayne, IN  46802

Stock Exchange

The Fund's stock is traded on the New York Stock Exchange (NYSE) under the trading symbol of LND.

Automatic Dividend Reinvestment Plan

Any registered shareholder of Lincoln National Income Fund, Inc. may participate in the Automatic Dividend Reinvestment Plan (the Plan). If you are a beneficial owner whose shares are registered in the name of another (e.g., in a broker's "street name") and desires to participate in the Plan, you must become a registered holder by transferring the shares to your name.

To participate in the Plan, you must complete and forward an authorization card to the Plan agent. This card authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's Common Stock plus brokerage commissions. If the net asset value per share is higher than the market price of the Fund's Common Stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged to each participant on a pro-rata basis. The Plan also allows the Plan agent to accept optional cash contributions. Each optional cash contribution by a participant must be not less than $100 and not more than $3,000 per dividend period and must be received by the Plan agent not less than five business days and no more than thirty days prior to the dividend payment date.

Shares will be held by Boston EquiServe, the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are borne by the Fund.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write Boston EquiServe, P.O. Box 8200 Boston, MA 02266-8200 or call 1-800-730-6001.